SUPPLEMENTARY CASH FLOW INFORMATION (Tables)	12 Months Ended
Aug. 31, 2021
Supplementary Cash Flow Information [Abstract]
Disclosure of detailed information about non-cash working capital [Table Text Block]
Period ended	August 31, 2021	August 31, 2020	August 31, 2019

Amounts receivable, prepaid expenses and other assets	$30	$234	$195
Payment of bank advisory fees	(2,890)	-	-
Accounts payable and other liabilities	(102)	(973)	(697)
	$(2,962)	$(739)	$(502)